Fair Value Measurements (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements
Fair value assets, Transfers from level 1 to level 2	$ 0	$ 0
Fair value assets, Transfers from level 2 to level 1	0	0
Fair value liabilities, Transfers from level 1 to level 2	0	0	$ 0
Fair value liabilities, Transfers from level 2 to level 1	0	0	0
Fair value assets, Transfers into level 3	0	0
Fair value assets, Transfers out of level 3	0	0
Fair value liabilities, Transfers into level 3	0	0	0
Fair value liabilities, Transfers out of level 3	$ 0	$ 0	0
Fair value liabilities, Transfers net			$ (10,000)	$ (10,575)